UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4757

                        SMITH BARNEY SECTOR SERIES INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                      Date of fiscal year end: OCTOBER 31
                    Date of reporting period: APRIL 30, 2003

ITEM 1.   REPORT TO STOCKHOLDERS.

          The SEMI-ANNUAL Report to Stockholders is filed herewith.






                                  SMITH BARNEY
                               SECTOR SERIES INC.


                                  SMITH BARNEY
                              HEALTH SCIENCES FUND

             Research Series | Semi-annual report | April 30, 2003







                                 [LOGO OMITTED]
                           SMITH BARNEY MUTUAL FUNDS


                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED(R)


 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of
                         Citigroup Global Markets Inc.


          NOT FDIC INSURED  o  NOT BANK GUARANTEED  o  MAY LOSE VALUE

[GRAPHIC OMITTED] Research Series

Semi-Annual Report  o  April 30, 2003

SMITH BARNEY HEALTH SCIENCES FUND

SMITH BARNEY FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citi Fund Management Inc. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE*

The Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with healthcare or medicine.

FUND FACTS

FUND INCEPTION
----------------------
February 28, 2000

WHAT'S INSIDE

Letter From the Chairman ....................................................  1
Schedule of Investments .....................................................  2
Statement of Assets and Liabilities .........................................  4
Statement of Operations .....................................................  5
Statements of Changes in Net Assets .........................................  6
Notes to Financial Statements ...............................................  7
Financial Highlights ........................................................ 11


----------
* Since the Fund focuses its investments on companies involved in the health sciences, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.


[LOGO OMITTED]
SMITH BARNEY MUTUAL FUNDS

YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED(R)

YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R) is a registered service mark of Citigroup Global Markets Inc.

Investment Products: Not Fdic Insured  o  Not Bank Guaranteed  o  May Lose Value

                            LETTER FROM THE CHAIRMAN


                                                         [GRAPHIC OMITTED]
                                                         R. JAY GERKEN

                                                         CHAIRMAN, PRESIDENT AND
                                                         CHIEF EXECUTIVE OFFICER


DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com(1) where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/R. JAY GERKEN
-------------------
R. Jay Gerken

Chairman, President and Chief Executive Officer

MAY 23, 2003


----------
(1)  MATTERS REFERENCED ARE NOT INCORPORATED BY REFERENCE UNLESS OTHERWISE
     STATED.


  1  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003


     SHARES                                SECURITY                                VALUE
=============================================================================================
COMMON STOCK -- 99.6%

BIOTECHNOLOGY -- 15.0%
         74,636     Amgen Inc.*                                                 $ 4,575,933
         67,600     Enzon Pharmaceuticals, Inc.*                                    927,472
         21,000     Genentech, Inc.*                                                797,790
          8,810     Genzyme Corp.*                                                  354,867
         35,488     Gilead Sciences, Inc.*                                        1,637,416
          9,700     IDEC Pharmaceuticals Corp.*                                     317,675
---------------------------------------------------------------------------------------------
                                                                                  8,611,153
---------------------------------------------------------------------------------------------

HOSPITAL NURSING MANAGEMENT -- 3.5%
         52,200     HCA Inc.                                                      1,675,620
         24,100     Tenet Healthcare Corp.*                                         357,644
---------------------------------------------------------------------------------------------
                                                                                  2,033,264
---------------------------------------------------------------------------------------------

MAJOR PHARMACEUTICALS -- 50.0%
        104,812     Abbott Laboratories                                           4,258,511
         29,600     Biovail Corp.*                                                1,070,040
         46,998     Bristol-Myers Squibb Co.                                      1,200,329
         43,904     Eli Lilly & Co.                                               2,801,953
         99,944     Johnson & Johnson                                             5,632,844
         49,214     Merck & Co. Inc.                                              2,863,271
        186,678     Pfizer Inc.                                                   5,740,348
         25,800     Teva Pharmaceutical Industries Ltd., Sponsored ADR            1,204,860
         91,462     Wyeth                                                         3,981,341
---------------------------------------------------------------------------------------------
                                                                                 28,753,497
---------------------------------------------------------------------------------------------

MANAGED HEALTHCARE -- 3.8%
          8,300     Aetna Inc.                                                      413,340
          8,200     Anthem, Inc.*                                                   562,848
          7,854     UnitedHealth Group Inc.                                         723,589
          6,188     WellPoint Health Networks, Inc.*                                469,917
---------------------------------------------------------------------------------------------
                                                                                  2,169,694
---------------------------------------------------------------------------------------------

MEDICAL/DENTAL DISTRIBUTORS -- 2.5%
         15,496     Cardinal Health, Inc.                                           856,619
         20,454     McKesson, Inc.                                                  567,394
---------------------------------------------------------------------------------------------
                                                                                  1,424,013
---------------------------------------------------------------------------------------------

MEDICAL ELECTRONICS -- 12.8%

         26,100     Boston Scientific Corp.*                                      1,123,605
         11,400     Guidant Corp.*                                                  444,486
         85,054     Medtronic, Inc.                                               4,060,478
         32,700     St. Jude Medical, Inc.                                        1,715,442
---------------------------------------------------------------------------------------------
                                                                                  7,344,011
---------------------------------------------------------------------------------------------

MEDICAL SPECIALTIES -- 5.1%
         21,634     Baxter International Inc.                                       497,582
         14,027     Becton, Dickinson & Co.                                         496,556
          5,849     C.R. Bard, Inc.                                                 370,710
         34,000     Zimmer Holdings, Inc.*                                        1,594,600
---------------------------------------------------------------------------------------------
                                                                                  2,959,448
---------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

  2  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   APRIL 30, 2003

     SHARES                                SECURITY                                VALUE
=============================================================================================
OTHER PHARMACEUTICALS -- 4.9%
          6,239     Allergan, Inc.                                              $   438,290
          5,400     AmerisourceBergen Corp.                                         312,390
         39,700     Forest Laboratories, Inc.*                                    2,053,284
---------------------------------------------------------------------------------------------
                                                                                  2,803,964
---------------------------------------------------------------------------------------------

SERVICES TO THE HEALTH INDUSTRY -- 2.0%
         18,700     Alcon, Inc.*                                                    823,735
         20,153     IMS Health, Inc.                                                310,356
---------------------------------------------------------------------------------------------
                                                                                  1,134,091
---------------------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Cost-- $57,949,283)                                         57,233,135
=============================================================================================
      FACE
     AMOUNT                                SECURITY                                VALUE
=============================================================================================

REPURCHASE AGREEMENT -- 0.4%
       $224,000     UBS PaineWebber Inc., 1.330% due 5/1/03; Proceeds at
                      maturity -- $224,008; (Fully collateralized by Fannie Mae
                      Bonds, 3.550% due 6/11/04; Market value-- $233,738)
                      (Cost-- $224,000)                                             224,000
=============================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost-- $58,173,283**)                                      $57,457,135
=============================================================================================

  * NON-INCOME PRODUCING SECURITY.

 ** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

    Abbreviation used in this schedule:
    -----------------------------------
    ADR -- American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

  3  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                              APRIL 30, 2003

ASSETS:
     Investments, at value (Cost-- $58,173,283)                                 $57,457,135
     Cash                                                                               412
     Receivable for securities sold                                               1,425,409
     Receivable for Fund shares sold                                                 53,039
     Dividends and interest receivable                                               41,161
---------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                58,977,156
---------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for Fund shares purchased                                               67,131
     Distribution fees payable                                                       37,555
     Management fee payable                                                          29,580
     Accrued expenses                                                               139,717
---------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                              273,983
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $58,703,173
=============================================================================================

NET ASSETS:
     Par value of capital shares                                                $     5,860
     Capital paid in excess of par value                                         73,239,149
     Accumulated net investment loss                                               (252,218)
     Accumulated net realized loss from security transactions                   (13,573,470)
     Net unrealized depreciation of investments                                    (716,148)
---------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                $58,703,173
=============================================================================================

SHARES OUTSTANDING:
     Class A                                                                      1,584,340
     ----------------------------------------------------------------------------------------
     Class B                                                                      2,660,189
     ----------------------------------------------------------------------------------------
     Class L                                                                      1,615,374
     ----------------------------------------------------------------------------------------
NET ASSET VALUE:
     Class A (and redemption price)                                                  $10.19
     ----------------------------------------------------------------------------------------
     Class B *                                                                        $9.95
     ----------------------------------------------------------------------------------------
     Class L **                                                                       $9.95
     ----------------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)               $10.73
     ----------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)               $10.05
=============================================================================================
 *   REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED
     WITHIN ONE YEAR FROM PURCHASE (SEE NOTE 2).

 **  REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED
     WITHIN THE FIRST YEAR OF PURCHASE (SEE NOTE 2).


                       SEE NOTES TO FINANCIAL STATEMENTS.

  4  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2003

INVESTMENT INCOME:
     Dividends                                                                  $   336,129
     Interest                                                                         2,408
---------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                        338,537
---------------------------------------------------------------------------------------------

EXPENSES:
     Management fee (Note 2)                                                        230,387
     Distribution fees (Note 7)                                                     229,144
     Shareholder servicing fees (Note 7)                                             47,603
     Shareholder communications (Note 7)                                             24,616
     Custody                                                                         17,856
     Audit and legal                                                                 14,480
     Registration fees                                                                7,240
     Directors' fees                                                                  5,837
     Other                                                                            9,412
---------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                 586,575
---------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                (248,038)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Realized Loss From Security Transactions (excluding short-term securities):
        Proceeds from sales                                                      25,857,484
        Cost of securities sold                                                  33,343,670
---------------------------------------------------------------------------------------------
     NET REALIZED LOSS                                                           (7,486,186)
---------------------------------------------------------------------------------------------

     Change in Net Unrealized Depreciation of Investments:
        Beginning of period                                                     (10,290,175)
        End of period                                                              (716,148)
---------------------------------------------------------------------------------------------
     DECREASE IN NET UNREALIZED DEPRECIATION                                      9,574,027
---------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                           2,087,841
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                          $ 1,839,803
=============================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

  5  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002

                                                                    2003           2002
=============================================================================================
OPERATIONS:
     Net investment loss                                       $   (248,038)     $ (839,297)
     Net realized loss                                           (7,486,186)     (5,535,227)
     (Increase) decrease in net unrealized depreciation           9,574,027     (11,767,125)
---------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            1,839,803     (18,141,649)
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
     Net realized gains                                                  --      (1,075,678)
---------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS           --      (1,075,678)
---------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                             4,159,098      16,062,165
     Net asset value of shares issued for reinvestment of
       dividends                                                         --       1,025,003
     Cost of shares reacquired                                   (7,235,403)    (18,814,714)
---------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS         (3,076,305)     (1,727,546)
---------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                           (1,236,502)    (20,944,873)

NET ASSETS:
     Beginning of period                                         59,939,675      80,884,548
---------------------------------------------------------------------------------------------
     END OF PERIOD*                                             $58,703,173     $59,939,675
=============================================================================================
* Includes accumulated net investment loss of:                    $(252,218)        $(4,180)
=============================================================================================





                       SEE NOTES TO FINANCIAL STATEMENTS.

  6  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Barney Health Sciences Fund ("Fund"), a separate investment fund of the Smith Barney Sector Series Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Series consists of this Fund and two other separate investment funds: Smith Barney Financial Services Fund and Smith Barney Technology Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities;
(c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market risk.



  7  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

2. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The management fee is computed at an annual rate of 0.80% of the average daily net assets. This fee is calculated daily and paid monthly. SBFM has delegated the daily management of the Fund to Citi Fund Management Inc. ("CFM"), an affiliate of SBFM. For services provided to the Fund, SBFM pays CFM a subadvisory fee computed at an annual rate of 0.50% of the Fund's average daily net assets.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2003, the Fund paid transfer agent fees of $29,789 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A shares and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2003, CGM and its affiliates received sales charges of approximately $40,000 and $2,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended April 30, 2003, CDSCs paid to CGM and its affiliates were approximately $41,000 for Class B shares.

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003,  the aggregate cost of purchases and
proceeds  from  sales  of   investments   (including   maturities  of  long-term
securities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $21,117,221
--------------------------------------------------------------------------------
Sales                                                               25,857,484
================================================================================



  8  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 4,561,784
Gross unrealized depreciation                                       (5,277,932)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $  (716,148)
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Concentration of Risk

The Fund normally invests at least 80% of its assets in health related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

6. Distributions Paid to Shareholders by Class

                                        SIX MONTHS ENDED          YEAR ENDED
                                         APRIL 30, 2003        OCTOBER 31, 2002
================================================================================
NET REALIZED GAINS
Class A                                        --                $  261,497
Class B                                        --                   461,311
Class L                                        --                   352,870
--------------------------------------------------------------------------------
Total                                          --                $1,075,678
================================================================================

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                           CLASS A       CLASS B        CLASS L
================================================================================
Distribution Plan Fees                     $19,613      $127,821        $81,710
================================================================================

For the six months ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                           CLASS A       CLASS B        CLASS L
================================================================================
Shareholder Servicing Fees                 $12,976       $21,135        $13,492
================================================================================

For the six months ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                           CLASS A       CLASS B        CLASS L
================================================================================
Shareholder Communication Expenses          $6,844       $11,019         $6,753
================================================================================


  9  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

8. CAPITAL SHARES

At April 30, 2003, the Fund had 750 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:


                                                 SIX MONTHS ENDED                        YEAR ENDED
                                                  APRIL 30, 2003                     OCTOBER 31, 2002
                                            --------------------------           -------------------------
                                              SHARES           AMOUNT               SHARES        AMOUNT
============================================================================================================
CLASS A
Shares sold                                   200,422      $  1,977,085            507,533     $ 5,868,322
Shares issued on reinvestment                      --                --             19,429         253,154
Shares reacquired                            (267,161)       (2,635,530)          (433,256)     (4,948,112)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                       (66,739)     $   (658,445)            93,706     $ 1,173,364
============================================================================================================
CLASS B
Shares sold                                   180,974      $  1,747,079            643,297     $ 7,469,050
Shares issued on reinvestment                      --                --             33,569         431,364
Shares reacquired                            (243,343)       (2,331,621)          (673,410)     (7,315,315)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                       (62,369)     $   (584,542)             3,456     $   585,099
============================================================================================================
CLASS L
Shares sold                                    44,993      $    434,934            231,847     $ 2,724,793
Shares issued on reinvestment                      --                --             26,497         340,485
Shares reacquired                            (237,030)       (2,268,252)          (595,558)     (6,551,287)
------------------------------------------------------------------------------------------------------------
Net Decrease                                 (192,037)     $ (1,833,318)          (337,214)    $(3,486,009)
============================================================================================================

9. SUBSEQUENT EVENT

On January 29, 2003, the Board of Directors of the Series, on behalf of the Smith Barney Biotechnology Fund ("Biotechnology Fund"), a separate investment fund of the Series, approved a proposed reorganization pursuant to which the
Fund would acquire the assets and assume the stated liabilities of the Biotechnology Fund in exchange for shares of the Fund. This reorganization will allow Biotechnology Fund shareholders to maintain an investment in a fund with the same investment objective and substantially similar investment policies. On May 7, 2003, the shareholders of the Biotechnology Fund approved the reorganization of the Biotechnology Fund into the Fund. The effective date of the reorganization was May 9, 2003.




 10  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS A SHARES                                             2003(1)(2)        2002(2)            2001            2000(3)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.84             $12.72            $14.49           $11.40
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                                  (0.02)             (0.07)            (0.08)           (0.04)
   Net realized and unrealized gain (loss)                  0.37              (2.64)            (1.29)            3.13
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         0.35              (2.71)            (1.37)            3.09
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains                                         --              (0.17)            (0.40)              --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           --              (0.17)            (0.40)              --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $ 10.19            $  9.84           $ 12.72          $ 14.49
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.56%++          (21.65)%           (9.83)%          27.11%++
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                         $16,152            $16,251           $19,806          $16,980
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

   Expenses(4)(5)                                           1.49%+             1.49%             1.50%            1.52%+
   Net investment loss                                     (0.32)+            (0.58)            (0.63)           (0.67)+
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       37%                26%               34%              26%
==========================================================================================================================


CLASS B SHARES                                             2003(1)(2)        2002(2)            2001            2000(3)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                     $  9.64            $ 12.56           $ 14.42          $ 11.40
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                                  (0.05)             (0.15)            (0.18)           (0.09)
   Net realized and unrealized gain (loss)                  0.36              (2.60)            (1.28)            3.11
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         0.31              (2.75)            (1.46)            3.02
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains                                         --              (0.17)            (0.40)              --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           --              (0.17)            (0.40)              --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $  9.95            $  9.64           $ 12.56          $ 14.42
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.22%++          (22.25)%          (10.51)%          26.49%++
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                         $26,475            $26,258           $34,146          $28,694
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(6)                                           2.24%+             2.24%             2.25%            2.26%+
   Net investment loss                                     (1.07)+            (1.33)            (1.38)           (1.41)+
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       37%                26%               34%              26%
==========================================================================================================================

(1)  FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3)  FOR THE PERIOD FROM FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE YEAR ENDED OCTOBER 31, 2001 AND FOR THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            Per Share Increases to                   Expense Ratios
                                              Net Investment Loss                  Without Fee Waivers
                                           ------------------------             -----------------------
                                            2001              2000               2001              2000
                                           ------            ------             ------            ------
     Class A Shares                        $0.01             $0.00*              1.53%            1.94%+
     Class B Shares                         0.00*             0.01               2.28             2.68+

(5) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 1.50% FOR CLASS A SHARES.

(6) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS B SHARES.

 *   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

+    ANNUALIZED.


 11  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

CLASS L SHARES                                            2003(1)(2)         2002(2)            2001             2000(3)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                       $9.64             $12.56            $14.42           $11.40
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss(4)                                  (0.05)             (0.15)            (0.18)           (0.09)
   Net realized and unrealized gain (loss)                  0.36              (2.60)            (1.28)            3.11
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                         0.31              (2.75)            (1.46)            3.02
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains                                         --              (0.17)            (0.40)              --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           --              (0.17)            (0.40)              --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $9.95             $ 9.64            $12.56           $14.42
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.22%++          (22.25)%          (10.51)%          26.49%++
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                         $16,076            $17,431           $26,932          $26,273
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses(4)(5)                                           2.24%+             2.24%             2.25%            2.27%+
   Net investment loss                                     (1.06)+            (1.33)            (1.37)           (1.42)+
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       37%                26%               34%              26%
==========================================================================================================================

(1)  FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED).

(2) PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.

(3)  FOR THE PERIOD FROM FEBRUARY 28, 2000 (INCEPTION DATE) TO OCTOBER 31, 2000.

(4) THE MANAGER WAIVED A PORTION OF ITS FEES FOR THE YEAR ENDED OCTOBER 31, 2001 AND FOR THE PERIOD ENDED OCTOBER 31, 2000. IF SUCH FEES WERE NOT WAIVED, THE PER SHARE INCREASES TO NET INVESTMENT LOSS AND THE ACTUAL EXPENSE RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            Per Share Increases to                   Expense Ratios
                                              Net Investment Loss                  Without Fee Waivers
                                           ------------------------             -----------------------
                                            2001              2000               2001              2000
                                           ------            ------             ------            ------
    Class L Shares                         $0.00*            $0.01               2.28%            2.68%+

(5) AS A RESULT OF VOLUNTARY EXPENSE LIMITATIONS, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WILL NOT EXCEED 2.25% FOR CLASS L SHARES.

  *  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

 ++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR. + ANNUALIZED.




 12  SMITH BARNEY SECTOR SERIES INC. | 2003 Semi-Annual Report to Shareholders

SMITH BARNEY
HEALTH SCIENCES FUND

     DIRECTORS
     Herbert Barg
     Dwight B. Crane
     Burt N. Dorsett
     R. Jay Gerken, Chairman
     Elliot S. Jaffe
     Stephen E. Kaufman Joseph J. McCann
     Cornelius C. Rose, Jr.

     OFFICERS
     R. Jay Gerken
     President and Chief
     Executive Officer

     Lewis E. Daidone
     Senior Vice President and
     Chief Administrative Officer

     Richard L. Peteka
     Chief Financial Officer
     and Treasurer

     Kaprel Ozsolak
     Controller

     Christina T. Sydor
     Secretary

     INVESTMENT MANAGER
     Smith Barney Fund Management LLC

     INVESTMENT SUB-ADVISER
     Citi Fund Management Inc.

     DISTRIBUTORS
     Citigroup Global Markets Inc.
     PFS Distributors, Inc.

     CUSTODIAN
     State Street Bank and
       Trust Company

     TRANSFER AGENT
     Citicorp Trust Bank, fsb.
     125 Broad Street, 11th Floor
     New York, New York 10004

     SUB-TRANSFER AGENTS
     PFPC Global Fund Services
     P.O. Box 9699
     Providence, Rhode Island
     02940-9699

     Primerica Shareholder Services
     P.O. Box 9662
     Providence, Rhode Island
     02940-9662

SMITH BARNEY HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Health Sciences Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY HEALTH SCIENCES FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

WWW.SMITHBARNEYMUTUALFUNDS.COM

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02553 6/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

        (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

        (a) Not applicable.

        (b) Attached hereto.

        Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

        Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SECTOR SERIES INC.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Sector Series Inc.

Date:    June 27, 2003

By:      /s/ RICHARD PETEKA
         Chief Financial Officer of
         Smith Barney Sector Series Inc.

Date:    June 27, 2003